Earnings Per Share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
BASIC EARNINGS PER SHARE
Net income attributable to Gold Fields shareholders	$ 12.6	$ 881.5	$ 391.0	$ 160.9
Shares outstanding-beginning of year	705,903,511	720,796,887	704,749,849	653,200,682
Weighted average number of shares issued	5,108,162	1,579,341	614,351	17,127,580
Weighted average number of shares issued at the end of the year	711,011,673	722,376,228	705,364,200	670,328,262
Basic earnings per share	$ 0.02	$ 1.22	$ 0.55	$ 0.24
DILUTED EARNINGS PER SHARE
Net income attributable to Gold Fields shareholders	$ 12.6	$ 881.5	$ 391.0	$ 160.9
Weighted average number of shares issued at the end of the year	711,011,673	722,376,228	705,364,200	670,328,262
Effect of dilutive securities	8,677,377	8,411,270	9,185,642	7,462,470
Weighted Average Number of Shares Outstanding, Diluted	719,689,050	730,787,498	714,549,842	677,790,732
Diluted earnings per share	$ 0.02	$ 1.21	$ 0.55	$ 0.24